Segment Information (Capital Expenditures Relating To Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	$ 77.8	$ 60.8	$ 55.1
Operating Segments [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	66.0	45.4	40.1
Operating Segments [Member] | Hardware & Home Improvement [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	25.4	22.3	16.3
Operating Segments [Member] | Global Pet Supplies [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	20.2	14.2	10.3
Operating Segments [Member] | Home and Garden [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	6.5	6.9	12.3
Operating Segments [Member] | Global Auto Care [Member] | SBH and SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	13.9	2.0	1.2
Corporate [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	$ 11.8	$ 15.4	$ 15.0